Consolidated Statements of Cash Flow - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (8,844)	$ (6,576)	$ (12,537)
Adjustments for:
Loss on debt conversion	440	0	0
Depreciation	11	12	12
Stock-based compensation	3,357	593	2,603
Inventory write off	0	34
Amortization and others	158	237	242
Changes in non-cash operating balances:
Other receivables	(1)	3	7
Prepaid expense		116	68
Bond Deposits	(500)
Employee deposit of overpayment	0		(50)
Accounts payable and accrued liabilities	1,322	376	(165)
Net cash used in operating activities	(4,057)	(5,205)	(9,820)
CASH FLOWS USED IN INVESTING ACTIVITIES
Purchase of property and equipment	(3)	0	(6)
Net cash flows used in investing activities	(3)		(6)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES
Proceeds from the issuance of share capital and warrants	1,150	6,007	7,283
Borrowings on debt	1,750
Repayment of operating lease and financing obligation	(173)	(229)	(238)
Net cash provided from financing activities	2,727	5,778	7,045
Net (decrease) increase in cash	(1,333)	573	(2,781)
CASH
Beginning of year	1,403	830	3,611
End of year	70	1,403	830
SUPPLEMENTAL DISCLOSURE
Income taxes paid	0	0	0
Interest paid	$ 0	$ 0	$ 0
NON-CASH INVESTING AND FINANCING ACTIVITIES
Conversion of note payable, related party, to equity	$ (1,000)
Forgiveness of accrued and deferred salary1	$ 206